Leases - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Additions to right-of-use assets	$ 11,530,430	$ 12,496,562
Cash outflow for leases	$ 14,129,458